Quarterly Financial Data - Quarterly Results of Operations for the Four Quarters (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 18,315	$ 17,930	$ 17,749	$ 17,820	$ 18,263	$ 18,027	$ 18,166	$ 17,905	$ 17,959	$ 18,295	$ 18,181	$ 17,915	$ 71,814	$ 72,361	$ 72,350
Net interest income	15,704	15,263	15,001	14,967	15,079	14,628	14,590	13,957	13,639	13,880	13,725	13,216
Provision for loan losses	15	738	755	669	2,655	2,407	2,210	2,256	1,629	2,462	2,618	1,969	2,177	9,528	8,678
Earnings before income taxes	6,514	7,115	6,684	4,862	4,267	5,643	5,122	4,631	3,917	4,365	4,283	4,030	25,175	19,663	16,595
Net earnings	$ 4,163	$ 4,481	$ 4,247	$ 2,978	$ 2,715	$ 3,459	$ 3,149	$ 2,825	$ 2,296	$ 2,663	$ 2,615	$ 2,476	$ 15,869	$ 12,148	$ 10,050
Basic earnings per common share	$ 0.56	$ 0.60	$ 0.57	$ 0.40	$ 0.37	$ 0.47	$ 0.43	$ 0.39	$ 0.31	$ 0.37	$ 0.36	$ 0.34	$ 2.12	$ 1.65	$ 1.38
Diluted earnings per common share	$ 0.55	$ 0.60	$ 0.57	$ 0.40	$ 0.37	$ 0.47	$ 0.43	$ 0.39	$ 0.31	$ 0.36	$ 0.36	$ 0.34	$ 2.12	$ 1.65	$ 1.38